Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Class of Stock
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common Shares - Class A
Class of Stock
Common Stock - par value	$ 0.001	$ 0.001
Common stock - shares authorized	750,000,000	750,000,000
Common stock - shares issued	11,321,442	11,001,403
Common stock - shares outstanding	11,321,442	11,001,403
Common Shares - Class B
Class of Stock
Common Stock - par value	$ 0.001	$ 0.001
Common stock - shares authorized	5,000,000	5,000,000
Common stock - shares issued	0	0
Common stock - shares outstanding	0	0